JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 91.4%
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 2/1/2030	290	246
5.15%, 5/1/2030	260	248
3.60%, 5/1/2034	164	131
6.53%, 5/1/2034 (a)	65	66
3.25%, 2/1/2035	669	505
5.81%, 5/1/2050	160	143
6.86%, 5/1/2054 (a)	320	325
3.83%, 3/1/2059	158	101
3.95%, 8/1/2059	653	410
7.01%, 5/1/2064 (a)	185	187
GE Capital Funding LLC 4.55%, 5/15/2032	200	191
L3Harris Technologies, Inc. 5.35%, 6/1/2034	965	953
Leidos, Inc.
4.38%, 5/15/2030	747	703
2.30%, 2/15/2031	442	362
5.75%, 3/15/2033	218	220
RTX Corp.
1.90%, 9/1/2031	269	214
2.38%, 3/15/2032	449	365
4.88%, 10/15/2040	339	309
6.40%, 3/15/2054	465	507
		6,186
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	177	129
Automobiles — 1.2%
Ford Motor Co. 3.25%, 2/12/2032	1,175	966
General Motors Co.
5.15%, 4/1/2038	123	113
5.95%, 4/1/2049	150	144
Hyundai Capital America (SOFR + 1.50%), 6.87%, 1/8/2027 (a) (b)	825	836
Nissan Motor Acceptance Co. LLC 7.05%, 9/15/2028 (a)	300	311
Volkswagen Group of America Finance LLC (Germany) 5.30%, 3/22/2027 (a)	806	805
		3,175
Banks — 19.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	164
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	200	199
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (d) (e)	400	427
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	600	641
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	200	219
6.94%, 11/7/2033	400	435

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	743
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,120	1,139
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,232
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	703
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	380
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	741
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	575	566
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	940	961
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	1,160	1,152
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	403	281
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335	336
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	490	484
Bank of Nova Scotia (The) (Canada)
5.45%, 8/1/2029	582	584
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	208	170
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (a)	440	448
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	510	510
(SOFR + 2.22%), 6.49%, 9/13/2029 (b)	500	517
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	404
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	458	469
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	170	169
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	773
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	710	738
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	670	551
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (b)	660	711
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (b)	250	250
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	510	519
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	705	748
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	200	201
Citibank NA 5.80%, 9/29/2028	495	508
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	809	773
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	189	180
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	179	171
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	335	334
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	875
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	417
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	226
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	620
(SOFR + 2.66%), 6.17%, 5/25/2034 (b)	315	320
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	1,345	1,331

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (a) (c)	395	345
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	378	363
Credit Agricole SA (France)
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	310	320
(SOFR + 2.67%), 6.25%, 1/10/2035 (a) (b)	360	364
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	413	391
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	460	444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	215
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (b)	120	119
(SOFR + 1.66%), 4.34%, 4/25/2033 (b)	177	161
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	544	534
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	665	669
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	480	481
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	481
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	490	429
(SOFR + 1.52%), 5.73%, 5/17/2032 (b)	720	722
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	312
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	15	15
Intesa Sanpaolo SpA (Italy)
6.63%, 6/20/2033 (a)	998	1,032
7.20%, 11/28/2033 (a)	650	699
KeyBank NA 3.90%, 4/13/2029	600	538
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	225	205
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (b)	276	278
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	2,405	2,416
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d) (e)	295	288
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	467	467
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	400	400
5.41%, 5/17/2029 (a)	500	498
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	725
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	300	267
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	323
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	270
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.75%), 6.83%, 11/21/2026 (b)	570	578
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	515	481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	550	554
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	663	613

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	230	230
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,089
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	465	466
Truist Financial Corp.
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	828	789
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	90	89
UBS AG (Switzerland) 5.00%, 7/9/2027	600	593
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	568	528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	515	435
US Bancorp
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	344
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	210	210
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	245	232
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	289	275
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,040	1,047
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	409	389
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,114	1,094
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	185	186
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	407	401
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,822
		51,941
Beverages — 0.9%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	153	145
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	444	419
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	255	230
4.35%, 6/1/2040	239	210
Coca-Cola Co. (The)
2.50%, 6/1/2040	121	85
5.30%, 5/13/2054	210	207
Constellation Brands, Inc. 3.15%, 8/1/2029	297	268
Keurig Dr Pepper, Inc. 5.30%, 3/15/2034	410	407
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	225	218
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	397	315
		2,504
Biotechnology — 2.4%
AbbVie, Inc.
4.80%, 3/15/2029	380	376
5.05%, 3/15/2034	250	247
4.50%, 5/14/2035	369	346
4.63%, 10/1/2042	375	338
4.40%, 11/6/2042	262	230
5.35%, 3/15/2044	180	177

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.25%, 11/21/2049	374	311
5.40%, 3/15/2054	310	306
5.50%, 3/15/2064	80	79
Amgen, Inc.
2.45%, 2/21/2030	441	382
4.66%, 6/15/2051	190	162
4.20%, 2/22/2052	458	364
4.88%, 3/1/2053	155	137
5.65%, 3/2/2053	373	368
Biogen, Inc. 2.25%, 5/1/2030	1,535	1,292
Gilead Sciences, Inc.
5.25%, 10/15/2033	590	590
4.60%, 9/1/2035	287	269
2.60%, 10/1/2040	246	169
5.65%, 12/1/2041	130	131
5.55%, 10/15/2053	300	298
		6,572
Broadline Retail — 0.3%
Amazon.com, Inc.
3.88%, 8/22/2037	352	309
2.50%, 6/3/2050	282	171
3.10%, 5/12/2051	104	71
3.95%, 4/13/2052	120	96
2.70%, 6/3/2060	184	108
		755
Capital Markets — 6.1%
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	300	284
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	820	851
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	168	156
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	234	215
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	769	733
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (d) (e)	715	735
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,586
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	700	594
(SOFR + 1.55%), 5.85%, 4/25/2035 (b)	665	679
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	543
Intercontinental Exchange, Inc. 4.00%, 9/15/2027	349	336
Macquarie Group Ltd. (Australia) (SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	271	244
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 6.16%, 7/8/2024 (b) (d) (e)	143	124
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	454	418
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	240	228
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	124	123
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	377

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	628
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	380
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	335	332
(SOFR + 1.58%), 5.83%, 4/19/2035 (b)	660	673
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	662	657
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (b)	445	441
S&P Global, Inc. 2.30%, 8/15/2060	88	45
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (d) (e)	288	291
UBS AG (Switzerland) 7.50%, 2/15/2028	940	1,004
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	750	723
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	500	464
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	214
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	200	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (b)	345	345
		16,747
Chemicals — 1.1%
Air Products and Chemicals, Inc. 4.85%, 2/8/2034	770	750
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	450	420
Celanese US Holdings LLC 6.35%, 11/15/2028	205	211
CF Industries, Inc. 4.95%, 6/1/2043	398	350
Dow Chemical Co. (The) 4.38%, 11/15/2042	735	615
Eastman Chemical Co. 5.75%, 3/8/2033	295	297
LYB International Finance III LLC 3.63%, 4/1/2051	396	274
Westlake Corp. 3.13%, 8/15/2051	98	62
		2,979
Commercial Services & Supplies — 0.3%
Veralto Corp.
5.35%, 9/18/2028 (a)	370	371
5.45%, 9/18/2033 (a)	400	396
		767
Consumer Finance — 2.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	372	346
6.10%, 1/15/2027	490	497
3.00%, 10/29/2028	905	818
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (a)	129	121
4.25%, 4/15/2026 (a)	672	651
4.38%, 5/1/2026 (a)	1,065	1,034
3.25%, 2/15/2027 (a)	103	96
2.75%, 2/21/2028 (a)	742	663
6.38%, 5/4/2028 (a)	405	411
5.75%, 11/15/2029 (a)	800	793

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Ford Motor Credit Co. LLC
5.85%, 5/17/2027	255	255
4.95%, 5/28/2027	345	336
7.35%, 3/6/2030	585	616
General Motors Financial Co., Inc.
5.75%, 2/8/2031	270	270
6.40%, 1/9/2033	190	197
6.10%, 1/7/2034	120	121
5.95%, 4/4/2034	225	224
		7,449
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc. 2.80%, 2/10/2051 (a)	319	191
Albertsons Cos., Inc.
5.88%, 2/15/2028 (a)	398	391
4.88%, 2/15/2030 (a)	315	295
Kroger Co. (The) 5.40%, 7/15/2040	280	271
		1,148
Containers & Packaging — 0.7%
Berry Global, Inc.
5.80%, 6/15/2031 (a)	740	737
5.65%, 1/15/2034 (a)	930	908
Smurfit Kappa Treasury ULC (Ireland) 5.44%, 4/3/2034 (a)	310	304
		1,949
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	28
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	203
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	107
		338
Diversified REITs — 0.6%
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	565	559
WP Carey, Inc.
3.85%, 7/15/2029	435	402
2.40%, 2/1/2031	676	562
2.45%, 2/1/2032	69	55
		1,578
Diversified Telecommunication Services — 1.9%
AT&T, Inc.
2.55%, 12/1/2033	933	736
5.40%, 2/15/2034	71	71
3.50%, 6/1/2041	573	437
3.50%, 9/15/2053	200	135
3.55%, 9/15/2055	896	602
3.80%, 12/1/2057	631	439
Verizon Communications, Inc.
1.68%, 10/30/2030	1,350	1,089

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
1.75%, 1/20/2031	1,906	1,531
2.99%, 10/30/2056	135	82
		5,122
Electric Utilities — 8.4%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	79
Alliant Energy Finance LLC 5.95%, 3/30/2029 (a)	590	603
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	88
2.90%, 6/15/2050	210	131
Commonwealth Edison Co. 3.70%, 3/1/2045	142	109
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	193
4.00%, 9/30/2042	336	271
Duke Energy Corp. 4.85%, 1/5/2029	370	363
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	608
3.75%, 5/15/2046	153	116
2.75%, 4/1/2050	134	81
5.40%, 4/1/2053	47	45
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	66	65
5.55%, 3/15/2054	209	202
Duke Energy Progress LLC
5.25%, 3/15/2033	148	147
2.90%, 8/15/2051	128	80
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	122	114
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (d) (e)	450	428
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	250	268
Emera US Finance LP (Canada)
3.55%, 6/15/2026	220	210
2.64%, 6/15/2031	174	142
4.75%, 6/15/2046	182	147
Enel Finance International NV (Italy)
2.25%, 7/12/2031 (a) (f)	420	342
5.50%, 6/15/2052 (a)	200	182
Entergy Arkansas LLC
4.95%, 12/15/2044	106	92
5.75%, 6/1/2054	150	149
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	410	408
Entergy Louisiana LLC
4.95%, 1/15/2045	302	267
5.70%, 3/15/2054	260	256
Entergy Mississippi LLC 3.50%, 6/1/2051	56	39
Evergy Missouri West, Inc. 5.65%, 6/1/2034 (a)	405	405
Evergy, Inc. 2.90%, 9/15/2029	57	51
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,317	1,235

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
FirstEnergy Corp. 2.65%, 3/1/2030	443	381
FirstEnergy Pennsylvania Electric Co. 5.15%, 3/30/2026 (a)	417	412
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	565	512
5.45%, 7/15/2044 (a)	98	92
4.55%, 4/1/2049 (a)	742	607
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	740	647
5.40%, 6/1/2033 (a)	576	567
5.65%, 5/9/2034 (a)	235	234
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	194	190
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	35
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	276
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	44	42
Monongahela Power Co.
3.55%, 5/15/2027 (a)	335	319
5.85%, 2/15/2034 (a)	680	689
NextEra Energy Capital Holdings, Inc. 4.90%, 3/15/2029	546	538
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	184	174
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	576	542
7.00%, 3/15/2033 (a)	288	304
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	142
Pacific Gas and Electric Co.
5.55%, 5/15/2029	371	371
4.55%, 7/1/2030	416	392
4.40%, 3/1/2032	420	383
6.15%, 1/15/2033	178	182
6.40%, 6/15/2033	26	27
6.95%, 3/15/2034	645	695
5.80%, 5/15/2034	360	359
4.50%, 7/1/2040	173	143
4.60%, 6/15/2043	175	142
4.25%, 3/15/2046	164	124
3.95%, 12/1/2047	159	115
PacifiCorp 2.90%, 6/15/2052	242	141
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	261
PECO Energy Co. 2.80%, 6/15/2050	210	132
Public Service Co. of Colorado
2.70%, 1/15/2051	131	76
Series 39, 4.50%, 6/1/2052	113	92
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	72
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	160	160
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	145
5.20%, 6/1/2034	695	677
Series 08-A, 5.95%, 2/1/2038	180	182

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series 13-A, 3.90%, 3/15/2043	242	188
Series C, 3.60%, 2/1/2045	54	40
5.70%, 3/1/2053	63	62
5.88%, 12/1/2053	319	319
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	56	41
Tucson Electric Power Co. 1.50%, 8/1/2030	154	124
Union Electric Co.
5.20%, 4/1/2034	460	453
5.45%, 3/15/2053	142	137
5.25%, 1/15/2054	205	191
Virginia Electric and Power Co.
2.45%, 12/15/2050	498	281
5.70%, 8/15/2053	180	180
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	298
4.30%, 7/15/2029 (a)	268	251
6.95%, 10/15/2033 (a)	450	479
6.00%, 4/15/2034 (a)	392	393
		22,927
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 4/15/2028	380	386
6.40%, 4/15/2033	153	157
		543
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
5.05%, 4/5/2029	240	239
5.25%, 4/5/2034	420	419
		658
Entertainment — 1.4%
Electronic Arts, Inc.
1.85%, 2/15/2031	297	240
2.95%, 2/15/2051	246	158
Netflix, Inc. 3.88%, 11/15/2029 (g)	500	545
Walt Disney Co. (The) 3.50%, 5/13/2040	137	109
Warnermedia Holdings, Inc.
4.05%, 3/15/2029	1,236	1,138
4.28%, 3/15/2032	748	655
5.05%, 3/15/2042	858	709
5.14%, 3/15/2052	43	34
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	314	277
		3,865
Financial Services — 1.0%
Global Payments, Inc. 3.20%, 8/15/2029	933	832

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	765	780
Thames Water Utilities Finance plc (United Kingdom) 4.38%, 1/18/2031 (g)	1,300	1,196
		2,808
Food Products — 1.1%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	232	237
5.38%, 1/9/2036 (a)	700	678
4.00%, 5/17/2051 (a)	200	149
JBS USA Holding Lux SARL
5.50%, 1/15/2030	390	381
3.63%, 1/15/2032	90	77
3.00%, 5/15/2032	305	248
6.75%, 3/15/2034 (a)	294	309
7.25%, 11/15/2053 (a)	436	477
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	646	546
		3,102
Ground Transportation — 1.0%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	178
3.90%, 8/1/2046	66	52
3.05%, 2/15/2051	115	76
5.20%, 4/15/2054	230	219
Canadian Pacific Railway Co. (Canada)
2.05%, 3/5/2030	355	300
4.95%, 8/15/2045	103	93
4.70%, 5/1/2048	341	293
3.50%, 5/1/2050	220	158
CSX Corp. 2.50%, 5/15/2051	489	288
Norfolk Southern Corp.
3.95%, 10/1/2042	62	50
3.05%, 5/15/2050	231	150
2.90%, 8/25/2051	320	199
5.95%, 3/15/2064	180	184
SMBC Aviation Capital Finance DAC (Ireland) 5.55%, 4/3/2034 (a)	355	347
Union Pacific Corp. 3.55%, 8/15/2039	154	125
		2,712
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc. 2.54%, 2/1/2032	1,926	1,564
Solventum Corp.
5.40%, 3/1/2029 (a)	1,320	1,312
5.45%, 3/13/2031 (a)	500	493
		3,369
Health Care Providers & Services — 3.9%
Aetna, Inc.
6.75%, 12/15/2037	470	509

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.13%, 11/15/2042	121	96
4.75%, 3/15/2044	131	112
3.88%, 8/15/2047	394	289
Cardinal Health, Inc. 5.45%, 2/15/2034	280	278
Cencora, Inc.
2.80%, 5/15/2030	65	57
2.70%, 3/15/2031	533	452
5.13%, 2/15/2034	405	396
4.25%, 3/1/2045	185	156
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	9
CVS Health Corp.
3.25%, 8/15/2029	5	5
1.75%, 8/21/2030	65	52
5.30%, 6/1/2033	400	389
5.70%, 6/1/2034	790	786
4.78%, 3/25/2038	479	426
4.13%, 4/1/2040	165	133
2.70%, 8/21/2040	931	617
5.88%, 6/1/2053	352	337
Elevance Health, Inc.
4.63%, 5/15/2042	263	232
4.65%, 1/15/2043	398	352
HCA, Inc.
4.50%, 2/15/2027	466	455
5.20%, 6/1/2028	403	400
5.63%, 9/1/2028	1,040	1,046
5.88%, 2/1/2029	403	409
4.13%, 6/15/2029	266	251
2.38%, 7/15/2031	75	61
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	120	106
4.63%, 3/15/2052	266	214
5.90%, 6/1/2053	220	213
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	169
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	195
OhioHealth Corp. 2.30%, 11/15/2031	240	199
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	315	253
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	25
UnitedHealth Group, Inc.
3.50%, 8/15/2039	160	129
2.75%, 5/15/2040	200	144
3.05%, 5/15/2041	106	78
2.90%, 5/15/2050	116	75
5.05%, 4/15/2053	250	231
6.05%, 2/15/2063	230	241
		10,579

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — 1.1%
Ventas Realty LP
4.00%, 3/1/2028	90	86
3.00%, 1/15/2030	826	723
4.75%, 11/15/2030	230	219
5.63%, 7/1/2034	660	651
Welltower OP LLC
2.05%, 1/15/2029	1,225	1,061
4.13%, 3/15/2029	161	153
		2,893
Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants, Inc. 6.30%, 10/10/2033	355	365
McDonald's Corp. 5.45%, 8/14/2053	374	363
		728
Household Durables — 0.4%
MDC Holdings, Inc. 6.00%, 1/15/2043	345	345
Mohawk Industries, Inc. 5.85%, 9/18/2028	160	163
Toll Brothers Finance Corp.
4.35%, 2/15/2028	315	303
3.80%, 11/1/2029	197	181
		992
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The) 5.45%, 6/1/2028	718	714
Constellation Energy Generation LLC
5.60%, 6/15/2042	172	166
6.50%, 10/1/2053	350	374
5.75%, 3/15/2054	286	277
Southern Power Co.
5.25%, 7/15/2043	205	188
Series F, 4.95%, 12/15/2046	389	339
		2,058
Industrial REITs — 0.2%
Prologis LP 5.13%, 1/15/2034	483	475
Insurance — 2.0%
Athene Global Funding 5.62%, 5/8/2026 (a)	685	684
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	154
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	84
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	272
Met Tower Global Funding 5.25%, 4/12/2029 (a)	965	964
Metropolitan Life Global Funding I
5.15%, 3/28/2033 (a)	405	399
5.05%, 1/8/2034 (a)	325	317
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	296
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	174
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	97

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	240
3.85%, 9/30/2047 (a)	144	110
Pine Street Trust I 4.57%, 2/15/2029 (a)	655	624
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	213
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (a)	630	699
(3-MONTH SOFR + 2.66%), 4.38%, 9/15/2054 (a) (b)	244	242
		5,569
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.45%, 8/15/2052	583	498
5.75%, 5/15/2063	114	116
		614
IT Services — 0.1%
IBM International Capital Pte. Ltd. 5.30%, 2/5/2054	170	159
Leisure Products — 0.1%
Hasbro, Inc. 6.05%, 5/14/2034	340	339
Life Sciences Tools & Services — 0.0% ^
Danaher Corp. 2.80%, 12/10/2051	126	79
Machinery — 0.2%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	260	260
Otis Worldwide Corp. 2.57%, 2/15/2030	388	338
		598
Media — 2.5%
Charter Communications Operating LLC
6.65%, 2/1/2034	285	289
6.55%, 6/1/2034	675	676
6.38%, 10/23/2035	948	925
3.50%, 6/1/2041	757	509
3.50%, 3/1/2042	111	74
3.70%, 4/1/2051	263	161
Comcast Corp.
5.30%, 6/1/2034	365	365
3.20%, 7/15/2036	841	675
3.75%, 4/1/2040	73	59
2.80%, 1/15/2051	386	237
2.89%, 11/1/2051	1,140	709
5.35%, 5/15/2053	46	44
2.94%, 11/1/2056	1,401	842
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	126	115
Discovery Communications LLC 3.95%, 3/20/2028	438	410
Time Warner Cable LLC
6.55%, 5/1/2037	500	474

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.88%, 11/15/2040	239	207
4.50%, 9/15/2042	67	49
		6,820
Metals & Mining — 1.6%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (a)	230	229
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2030	325	327
5.25%, 9/8/2033	250	249
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	686	698
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	280	291
5.63%, 4/4/2034 (a)	1,225	1,204
5.89%, 4/4/2054 (a)	150	146
Kinross Gold Corp. (Canada) 6.25%, 7/15/2033	185	194
Newmont Corp.
3.25%, 5/13/2030 (a)	441	395
4.20%, 5/13/2050 (a)	240	193
Teck Resources Ltd. (Canada) 5.20%, 3/1/2042	173	154
Vale Overseas Ltd. (Brazil) 6.13%, 6/12/2033	316	316
		4,396
Multi-Utilities — 2.3%
CenterPoint Energy, Inc. 5.40%, 6/1/2029	540	540
Consolidated Edison Co. of New York, Inc. 5.70%, 5/15/2054	490	487
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	425
4.70%, 12/1/2044	311	264
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (b)	120	124
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	180	183
DTE Energy Co. 5.85%, 6/1/2034	460	466
Engie SA (France)
5.25%, 4/10/2029 (a)	280	278
5.63%, 4/10/2034 (a)	235	234
5.88%, 4/10/2054 (a)	250	243
NiSource, Inc.
5.35%, 4/1/2034	459	449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	275	276
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	364	370
Puget Energy, Inc. 2.38%, 6/15/2028	220	195
San Diego Gas & Electric Co.
4.95%, 8/15/2028	495	494
5.35%, 4/1/2053	304	288
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (b)	270	267
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	184
4.40%, 6/1/2043	200	164

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
3.95%, 10/1/2046	151	113
Series 21A, 3.15%, 9/30/2051	321	203
		6,247
Office REITs — 0.1%
COPT Defense Properties LP
2.00%, 1/15/2029	63	53
2.75%, 4/15/2031	88	73
		126
Oil, Gas & Consumable Fuels — 10.2%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	841	712
Antero Resources Corp. 5.38%, 3/1/2030 (a)	585	560
BP Capital Markets America, Inc.
4.99%, 4/10/2034	375	365
3.06%, 6/17/2041	113	82
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (d) (e) (g)	500	528
Buckeye Partners LP 5.60%, 10/15/2044	16	12
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	275	253
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,395	1,326
5.75%, 8/15/2034 (a)	460	457
Cheniere Energy, Inc. 4.63%, 10/15/2028	402	387
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	398	391
6.75%, 4/15/2029 (a)	615	617
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	268	273
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	127
6.04%, 11/15/2033 (a)	486	495
ConocoPhillips Co. 5.70%, 9/15/2063	330	329
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	176	163
Diamondback Energy, Inc.
6.25%, 3/15/2033	225	235
5.40%, 4/18/2034	173	171
Enbridge, Inc. (Canada)
5.25%, 4/5/2027	920	918
5.30%, 4/5/2029	390	389
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (b)	475	493
Energy Transfer LP
Series A, (3-MONTH CME TERM SOFR + 4.29%), 9.61%, 6/24/2024 (b) (d) (e)	525	523
6.00%, 2/1/2029 (a)	1,285	1,292
7.38%, 2/1/2031 (a)	210	218
5.80%, 6/15/2038	442	429
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	195	186
5.95%, 5/15/2054 (a)	230	227

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EnLink Midstream LLC
5.63%, 1/15/2028 (a)	130	128
5.38%, 6/1/2029	719	700
6.50%, 9/1/2030 (a)	200	204
Enterprise Products Operating LLC Series H, 6.65%, 10/15/2034	240	263
EQT Corp. 3.13%, 5/15/2026 (a)	610	580
Exxon Mobil Corp. 3.00%, 8/16/2039	339	257
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	634	521
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	480	460
Hess Corp.
6.00%, 1/15/2040	175	181
5.60%, 2/15/2041	410	409
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	745	718
Kinder Morgan Energy Partners LP
5.00%, 8/15/2042	170	149
4.70%, 11/1/2042	889	748
Kinder Morgan, Inc. 3.25%, 8/1/2050	80	51
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	955	931
Marathon Oil Corp.
5.30%, 4/1/2029	255	256
5.70%, 4/1/2034	610	621
MPLX LP
5.00%, 3/1/2033	60	57
5.50%, 6/1/2034	580	567
5.65%, 3/1/2053	50	47
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	441
Northern Natural Gas Co.
3.40%, 10/16/2051 (a)	161	108
5.63%, 2/1/2054 (a)	65	64
Occidental Petroleum Corp.
3.50%, 8/15/2029	1,100	992
6.20%, 3/15/2040	134	135
4.63%, 6/15/2045	325	256
ONEOK Partners LP 6.20%, 9/15/2043	450	456
Ovintiv, Inc. 6.50%, 2/1/2038	47	48
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	315	297
Phillips 66 Co. 3.15%, 12/15/2029	726	652
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	422
2.15%, 1/15/2031	335	281
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	439
6.88%, 9/19/2033 (a)	306	320
Southwestern Energy Co.
5.38%, 2/1/2029	54	52
4.75%, 2/1/2032	455	412
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	462

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	375	371
5.64%, 4/5/2064	260	259
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	150	152
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	250	244
Western Midstream Operating LP 5.25%, 2/1/2050 (f)	245	213
Williams Cos., Inc. (The) 5.30%, 8/15/2028	715	715
		27,797
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	30	28
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.
4.90%, 2/22/2029	204	203
5.10%, 2/22/2031	120	120
5.20%, 2/22/2034	330	328
3.70%, 3/15/2052	290	212
6.25%, 11/15/2053	300	323
5.55%, 2/22/2054	416	409
3.90%, 3/15/2062	200	144
6.40%, 11/15/2063	120	131
5.65%, 2/22/2064	400	391
Merck & Co., Inc. 5.15%, 5/17/2063	90	85
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	252	244
5.30%, 5/19/2053	41	39
5.34%, 5/19/2063	1,237	1,162
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	560	572
4.99%, 3/8/2034 (a)	200	198
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	235	172
Zoetis, Inc.
2.00%, 5/15/2030	782	653
4.70%, 2/1/2043	19	17
		5,403
Residential REITs — 0.3%
Essex Portfolio LP
1.70%, 3/1/2028	340	297
2.65%, 3/15/2032	117	95
5.50%, 4/1/2034	130	128
UDR, Inc. 4.40%, 1/26/2029	435	417
		937
Retail REITs — 0.6%
Kimco Realty OP LLC 6.40%, 3/1/2034	450	475
NNN REIT, Inc.
5.60%, 10/15/2033	130	130

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
5.50%, 6/15/2034	130	128
3.00%, 4/15/2052	113	70
Realty Income Corp. 3.25%, 1/15/2031	370	327
Regency Centers LP
2.95%, 9/15/2029	322	287
3.70%, 6/15/2030	359	328
		1,745
Semiconductors & Semiconductor Equipment — 2.1%
Broadcom, Inc.
3.42%, 4/15/2033 (a)	1,113	951
3.14%, 11/15/2035 (a)	819	651
Intel Corp.
3.25%, 11/15/2049	303	202
3.05%, 8/12/2051	311	197
KLA Corp. 4.65%, 7/15/2032	240	233
Marvell Technology, Inc.
5.75%, 2/15/2029	1,430	1,455
2.95%, 4/15/2031	58	50
5.95%, 9/15/2033	703	721
NXP BV (China)
2.50%, 5/11/2031	300	249
2.65%, 2/15/2032	704	581
Texas Instruments, Inc. 5.00%, 3/14/2053	392	366
Xilinx, Inc. 2.38%, 6/1/2030	229	197
		5,853
Software — 0.8%
Intuit, Inc. 5.20%, 9/15/2033	274	274
Microsoft Corp. 2.50%, 9/15/2050 (a)	360	222
Oracle Corp.
3.60%, 4/1/2040	179	138
4.00%, 11/15/2047	141	107
3.60%, 4/1/2050	794	552
3.95%, 3/25/2051	215	158
4.38%, 5/15/2055	200	156
Roper Technologies, Inc. 2.95%, 9/15/2029	392	350
VMware LLC 4.70%, 5/15/2030	290	279
		2,236
Specialized REITs — 1.3%
American Tower Corp.
5.20%, 2/15/2029	775	769
2.95%, 1/15/2051	160	99
Crown Castle, Inc.
3.65%, 9/1/2027	421	399
5.00%, 1/11/2028	361	355
5.60%, 6/1/2029	600	604
3.10%, 11/15/2029	184	164

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Extra Space Storage LP
4.00%, 6/15/2029	347	325
5.50%, 7/1/2030	398	398
5.90%, 1/15/2031	400	407
		3,520
Specialty Retail — 0.3%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	101
5.40%, 9/15/2040	210	209
3.35%, 4/15/2050	210	148
2.38%, 3/15/2051	189	107
Lowe's Cos., Inc. 2.80%, 9/15/2041	200	138
		703
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.80%, 2/8/2061	153	93
Tobacco — 1.9%
Altria Group, Inc.
6.88%, 11/1/2033	520	561
3.40%, 2/4/2041	257	184
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	950	962
6.00%, 2/20/2034	138	139
4.39%, 8/15/2037	300	253
7.08%, 8/2/2043	466	498
4.54%, 8/15/2047	280	218
Philip Morris International, Inc.
5.13%, 2/13/2031	425	418
5.38%, 2/15/2033	1,167	1,157
5.25%, 2/13/2034	600	588
3.88%, 8/21/2042	116	91
		5,069
Water Utilities — 0.1%
American Water Capital Corp. 5.45%, 3/1/2054	364	351
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	460	408
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,255
3.38%, 4/15/2029	1,318	1,206
3.88%, 4/15/2030	620	576
3.50%, 4/15/2031	227	202
United States Cellular Corp. 6.70%, 12/15/2033	180	190
		3,837
Total Corporate Bonds (Cost $255,306)		249,567

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 4.4% (b) (h)
Automobile Components — 0.3%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031 (i)	500	504
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/6/2030 (i)	250	251
		755
Beverages — 0.2%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	497	496
Broadline Retail — 0.1%
The Go Daddy Group, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.33%, 11/9/2029	421	421
Building Products — 0.3%
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.57%, 5/13/2029	461	464
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030	500	503
		967
Chemicals — 0.2%
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	498	499
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/21/2028	249	250
Construction & Engineering — 0.1%
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/23/2028	249	248
Financial Services — 0.4%
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031	500	501
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	500	501
		1,002
Ground Transportation — 0.2%
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031 (i)	500	501
Health Care Providers & Services — 0.1%
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	249	251
Hotels, Restaurants & Leisure — 0.1%
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 8/3/2028	249	250
Household Durables — 0.1%
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.32%, 8/15/2028	249	250
Insurance — 0.1%
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	250	252
Machinery — 0.2%
CPM Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.81%, 9/28/2028	499	499
Oil, Gas & Consumable Fuels — 0.3%
Buckeye Partners, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 2.50%, 11/22/2030	499	500
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.61%, 3/2/2026	495	496
		996
Passenger Airlines — 0.2%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	445	461
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 8/1/2027	497	496

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Professional Services — 0.5%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	500	502
Creative Artists Agency LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 11/27/2028	498	500
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.58%, 1/17/2031	500	503
		1,505
Semiconductors & Semiconductor Equipment — 0.4%
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	149	150
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 7.06%, 7/6/2029	500	502
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	499	500
		1,152
Software — 0.1%
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031	250	252
Specialty Retail — 0.2%
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/11/2028	497	495
Total Loan Assignments (Cost $11,973)		11,998
Asset-Backed Securities — 0.4%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	98	99
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	90	85
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	148	139
Series 2016-1, Class A, 4.10%, 1/15/2028	247	231
Series 2021-1, Class B, 3.95%, 7/11/2030	60	55
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	256	261
Series 2019-1, Class AA, 2.75%, 5/15/2032	127	108
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	166	163
Total Asset-Backed Securities (Cost $1,185)		1,141
Municipal Bonds — 0.1% (j)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	252
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $91)	105	88
	SHARES (000)
Short-Term Investments — 3.0%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (k) (l) (Cost $7,095)	7,093	7,094

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 5.31%, 6/13/2024 (m) (n) (Cost $1,207)	1,209	1,207
Total Short-Term Investments (Cost $8,302)		8,301
Total Investments — 99.3% (Cost $277,183)		271,347
Other Assets Less Liabilities — 0.7%		1,822
NET ASSETS — 100.0%		273,169

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $3,199 or 1.17% of the Fund’s net assets as of May 31, 2024.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2024.
(m)	The rate shown is the effective yield as of May 31, 2024.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	67	06/06/2024	EUR	8,429	(66)
Euro-BTP	132	06/06/2024	EUR	15,222	(93)
Australia 3 Year Bond	6	06/17/2024	AUD	421	(2)
U.S. Treasury 10 Year Note	15	09/19/2024	USD	1,635	2
U.S. Treasury Long Bond	127	09/19/2024	USD	14,796	(28)
U.S. Treasury Ultra Bond	117	09/19/2024	USD	14,365	(180)
Long Gilt	32	09/26/2024	GBP	3,928	(37)
U.S. Treasury 2 Year Note	94	09/30/2024	USD	19,158	15
					(389)
Short Contracts
Euro-Buxl 30 Year Bond	(15)	06/06/2024	EUR	(2,056)	63
Euro-Schatz	(339)	06/06/2024	EUR	(38,608)	191
Australia 10 Year Bond	(3)	06/17/2024	AUD	(225)	2
U.S. Treasury 10 Year Note	(2)	09/19/2024	USD	(218)	— (a)
U.S. Treasury 10 Year Ultra Note	(186)	09/19/2024	USD	(20,887)	2
U.S. Treasury 5 Year Note	(105)	09/30/2024	USD	(11,125)	(17)
					241
					(148)

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Forward foreign currency exchange contracts outstanding as of May 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	234	USD	151	State Street Corp.	6/5/2024	5
EUR	2,181	USD	2,358	Morgan Stanley	6/5/2024	7
EUR	40	USD	43	Royal Bank of Canada	6/5/2024	1
GBP	65	USD	83	HSBC Bank, NA	6/5/2024	— (a)
GBP	300	USD	377	Merrill Lynch International	6/5/2024	6
GBP	54	USD	69	Morgan Stanley	6/5/2024	— (a)
GBP	40	USD	50	Standard Chartered Bank	6/5/2024	2
Total unrealized appreciation						21
USD	153	AUD	234	Citibank, NA	6/5/2024	(3)
USD	2,384	EUR	2,221	Goldman Sachs International	6/5/2024	(25)
USD	511	GBP	407	HSBC Bank, NA	6/5/2024	(8)
USD	66	GBP	53	Standard Chartered Bank	6/5/2024	(1)
USD	2,361	EUR	2,181	Morgan Stanley	7/3/2024	(8)
USD	50	GBP	40	BNP Paribas	7/3/2024	— (a)
USD	83	GBP	65	HSBC Bank, NA	7/3/2024	— (a)
USD	37	GBP	29	State Street Corp.	7/3/2024	— (a)
Total unrealized depreciation						(45)
Net unrealized depreciation						(24)

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,141	$—	$1,141
Corporate Bonds	—	249,567	—	249,567
Loan Assignments	—	11,998	—	11,998
Municipal Bonds	—	252	—	252

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$88	$—	$88
Short-Term Investments
Investment Companies	7,094	—	—	7,094
U.S. Treasury Obligations	—	1,207	—	1,207
Total Short-Term Investments	7,094	1,207	—	8,301
Total Investments in Securities	$7,094	$264,253	$—	$271,347
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21	$—	$21
Futures Contracts	273	2	—	275
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(45)	—	(45)
Futures Contracts	(421)	(2)	—	(423)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(148)	$(24)	$—	$(172)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$13,092	$47,067	$53,061	$(4)	$— (c)	$7,094	7,093	$194	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
(c)	Amount rounds to less than one thousand.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.